Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Borrowings
Amounts due within one year	$ 303,608	$ 565,503
Less: unamortized premium		144
Less: unamortized deferred loan/bond issuance costs	(11,758)	(12,486)
Borrowings, current portion	291,850	553,161
Amounts due after one year	3,175,032	3,152,426
Less: unamortized discount	(2,271)
Less: unamortized deferred loan/bond issuance costs	(46,830)	(47,367)
Borrowings, non-current portion	3,125,931	3,105,059
Total	$ 3,417,781	$ 3,658,220